Cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	[1]	Mar. 31, 2019	[1]
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	£ 14	£ 12
Cash at bank	204	117
Short-term deposits	0	40
Cash and cash equivalents	£ 204	£ 157	£ 73		£ 252

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.